Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Wallbox N.V.
Entity Central Index Key	0001866501
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false